Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income (loss) before income taxes	$ (16,861)	$ (48,716)
Current	3,183	1,786
Deferred	1,797	(784)
Income tax expense (recovery)	4,980	1,002
Italy
Income Taxes [Line Items]
Income (loss) before income taxes	10,833	4,531
Current	823	84
Deferred	1,631	(828)
Income tax expense (recovery)	2,454	(744)
United States
Income Taxes [Line Items]
Income (loss) before income taxes	72	(4,088)
Current	(690)	14
Deferred	0	0
Income tax expense (recovery)	(690)	14
Canada
Income Taxes [Line Items]
Income (loss) before income taxes	(32,993)	(40,934)
Current	655	590
Deferred	0	0
Income tax expense (recovery)	655	590
Netherlands
Income Taxes [Line Items]
Income (loss) before income taxes	5,987	3,391
Current	1,449	744
Deferred	37	(25)
Income tax expense (recovery)	1,486	719
Poland
Income Taxes [Line Items]
Income (loss) before income taxes	1,320	2,228
Current	242	253
Deferred	(17)	69
Income tax expense (recovery)	225	322
Other
Income Taxes [Line Items]
Income (loss) before income taxes	(2,080)	(13,844)
Current	704	101
Deferred	146	0
Income tax expense (recovery)	$ 850	$ 101